Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT CEO ($)	COMPENSATION ACTUALLY PAID TO CURRENT CEO ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER CEO ($)	COMPENSATION ACTUALLY PAID TO FORMER CEO ($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)(1)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN MILLIONS) ($)(3)	ADJUSTED EBITDA (IN MILLIONS) ($)(4)
							TOTAL SHAREHOLDER RETURN ($)(2)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(2)
2024	7,276,372	8,186,468	—	—	2,379,877	3,093,749	195.99	197.91	616.6	2,901.9
2023	5,755,052	6,859,562	6,297,261	6,322,894	2,402,293	3,546,176	169.36	165.99	762.8	2,523.0
2022	—	—	6,970,037	7,196,745	2,422,886	2,465,921	149.25	140.91	835.7	2,220.7
2021	—	—	7,283,867	12,134,338	2,701,713	4,321,291	152.33	148.97	618.0	1,919.2
2020	—	—	5,039,321	4,489,176	1,891,946	1,868,022	113.86	106.56	204.7	1,662.0

(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for President and CEO Ronald J. Mittelstaedt(5)	7,276,372	5,755,052	—	—	—
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,179,963)	(2,734,688)	—	—	—
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	4,272,342	3,461,944	—	—	—
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	613,050	215,703	—	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	170,346	134,740	—	—	—
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	34,321	26,810	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for President and CEO Ronald J. Mittelstaedt	8,186,468	6,859,562	—	—	—
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for Former President and CEO Worthing F. Jackman	—	6,297,261	6,970,037	7,283,867	5,039,321
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	—	(4,179,938)	(4,260,047)	(3,723,139)	(2,953,395)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	—	—	5,133,731	6,608,795	2,042,682
Fair Value of Equity Awards Granted during year that Vested during the year	—	4,456,021	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	—	—	(497,785)	1,954,779	(9,082)
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	—	(250,450)	(207,460)	(34,004)	360,296
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	—	—	58,269	44,040	9,354
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for Former President and CEO Worthing F. Jackman	—	6,322,894	7,196,745	12,134,338	4,489,176
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation for NEOs	2,379,877	2,402,293	2,422,886	2,701,713	1,891,946
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,185,498)	(1,141,895)	(1,322,500)	(1,230,434)	(945,346)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,211,655	1,721,885	1,593,722	2,184,095	653,838
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	463,397	321,529	(164,583)	667,336	54,482
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	205,529	215,552	(82,322)	(15,869)	208,139
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	18,789	26,811	18,717	14,450	4,962
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Average Compensation Actually Paid for NEOs	3,093,749	3,546,176	2,465,921	4,321,291	1,868,022
For each of the years presented in the table, the NEOs, other than the CEO, included in these tables consisted of Mary Anny Whitney, Darrell W. Chambliss, Patrick J. Shea and James M. Little.
(2)
Based on initial investment of  $100 and a cumulative Total Shareholder Return of Waste Connections & Dow Jones U.S. Waste & Disposal Services Index.

(3)
All references to “Net income” in this Proxy Statement refer to the financial statement line item “Net income attributable to Waste Connections”.

(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

(5)
On April 23, 2023, Mr. Mittelstaedt was appointed President and Chief Executive Officer. As a result, 2023 was Mr. Mittelstaedt’s first year as CEO during the periods listed.

Company Selected Measure Name	ADJUSTED EBITDA
Named Executive Officers, Footnote
For each of the years presented in the table, the NEOs, other than the CEO, included in these tables consisted of Mary Anny Whitney, Darrell W. Chambliss, Patrick J. Shea and James M. Little.
(5)
On April 23, 2023, Mr. Mittelstaedt was appointed President and Chief Executive Officer. As a result, 2023 was Mr. Mittelstaedt’s first year as CEO during the periods listed.

Peer Group Issuers, Footnote	(2) Based on initial investment of $100 and a cumulative Total Shareholder Return of Waste Connections & Dow Jones U.S. Waste & Disposal Services Index.
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for President and CEO Ronald J. Mittelstaedt(5)	7,276,372	5,755,052	—	—	—
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,179,963)	(2,734,688)	—	—	—
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	4,272,342	3,461,944	—	—	—
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	613,050	215,703	—	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	170,346	134,740	—	—	—
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	34,321	26,810	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for President and CEO Ronald J. Mittelstaedt	8,186,468	6,859,562	—	—	—
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for Former President and CEO Worthing F. Jackman	—	6,297,261	6,970,037	7,283,867	5,039,321
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	—	(4,179,938)	(4,260,047)	(3,723,139)	(2,953,395)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	—	—	5,133,731	6,608,795	2,042,682
Fair Value of Equity Awards Granted during year that Vested during the year	—	4,456,021	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	—	—	(497,785)	1,954,779	(9,082)
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	—	(250,450)	(207,460)	(34,004)	360,296
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	—	—	58,269	44,040	9,354
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Compensation Actually Paid for Former President and CEO Worthing F. Jackman	—	6,322,894	7,196,745	12,134,338	4,489,176

Non-PEO NEO Average Total Compensation Amount	$ 2,379,877	$ 2,402,293	$ 2,422,886	$ 2,701,713	$ 1,891,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,093,749	3,546,176	2,465,921	4,321,291	1,868,022
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation for NEOs	2,379,877	2,402,293	2,422,886	2,701,713	1,891,946
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,185,498)	(1,141,895)	(1,322,500)	(1,230,434)	(945,346)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,211,655	1,721,885	1,593,722	2,184,095	653,838
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	463,397	321,529	(164,583)	667,336	54,482
Change in Fair Value of Awards Granted in Prior Years that Vested during the year	205,529	215,552	(82,322)	(15,869)	208,139
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	18,789	26,811	18,717	14,450	4,962
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—	—
Average Compensation Actually Paid for NEOs	3,093,749	3,546,176	2,465,921	4,321,291	1,868,022

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
Most Important Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital (ROIC)
Free Cash Flow Per Share (FCFPS)
Operating Income (EBIT)
Operating Income as a Percentage of Revenue (EBIT Margin)
Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
For additional details regarding our most important financial performance measures, please see the discussion in the Compensation Discussion and Analysis (CD&A) section of this Proxy Statement.

Total Shareholder Return Amount	$ 195.99	169.36	149.25	152.33	113.86
Peer Group Total Shareholder Return Amount	197.91	165.99	140.91	148.97	106.56
Net Income (Loss)	$ 616,600,000	$ 762,800,000	$ 835,700,000	$ 618,000,000	$ 204,700,000
Company Selected Measure Amount	2,901,900,000	2,523,000,000	2,220,700,000	1,919,200,000	1,662,000,000
PEO Name	Ronald J. Mittelstaedt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Per Share (FCFPS)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Income (EBIT)
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Income as a Percentage of Revenue (EBIT Margin)
Measure:: 6
Pay vs Performance Disclosure
Name	Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
Ronald J. Mittelstaedt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,276,372	$ 5,755,052
PEO Actually Paid Compensation Amount	8,186,468	6,859,562
Worthing F. Jackman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,297,261	6,970,037	7,283,867	5,039,321
PEO Actually Paid Compensation Amount		6,322,894	7,196,745	12,134,338	4,489,176
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald J. Mittelstaedt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald J. Mittelstaedt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,272,342	3,461,944
PEO | Ronald J. Mittelstaedt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,050	215,703
PEO | Ronald J. Mittelstaedt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,346	134,740
PEO | Ronald J. Mittelstaedt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,321	26,810
PEO | Ronald J. Mittelstaedt [Member] | Total Net Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,179,963)	(2,734,688)
PEO | Ronald J. Mittelstaedt [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald J. Mittelstaedt [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Worthing F. Jackman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Worthing F. Jackman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,179,938)	(4,260,047)	(3,723,139)	(2,953,395)
PEO | Worthing F. Jackman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,133,731	6,608,795	2,042,682
PEO | Worthing F. Jackman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(497,785)	1,954,779	(9,082)
PEO | Worthing F. Jackman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(250,450)	(207,460)	(34,004)	360,296
PEO | Worthing F. Jackman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,269	44,040	9,354
PEO | Worthing F. Jackman [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,456,021
PEO | Worthing F. Jackman [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,185,498)	(1,141,895)	(1,322,500)	(1,230,434)	(945,346)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,211,655	1,721,885	1,593,722	2,184,095	653,838
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,397	321,529	(164,583)	667,336	54,482
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,529	215,552	(82,322)	(15,869)	208,139
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,789	26,811	18,717	14,450	4,962
Non-PEO NEO | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount